Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024.

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$75,947,218	$—	$—	$75,947,218
EFSC common stock[a]	8,543,230	—	—	8,543,230
Interest-bearing cash	69,730	—	—	69,730
Total investments by hierarchy level	$84,560,178	$—	$—	84,560,178
Collective trust funds[b]				135,178,583
Total investments, at fair value				$219,738,761

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$66,005,355	$—	$—	$66,005,355
EFSC Common Stock Fund	—	8,974,549	—	8,974,549
Total investments by hierarchy level	$66,005,355	$8,974,549	$—	74,979,904
Collective trust funds[b]				112,184,161
Total investments, at fair value				$187,164,065

[a]The quoted market price of EFSC common stock on December 31, 2025 was $54.00 per share.

[b]Certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025, and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

December 31, 2025	Fair value	Redemption frequency (if currently eligible)	Redemption notice period
Galliard Stable Return Fund C	$8,124,368	Daily	Daily (a)
Schwab Indexed Retirement Trust 2010 Fund Class I	821,995	Daily	Daily
Schwab Indexed Retirement Trust 2015 Fund Class I	207,513	Daily	Daily
Schwab Indexed Retirement Trust 2020 Fund Class I	5,495,293	Daily	Daily
Schwab Indexed Retirement Trust 2025 Fund Class I	7,358,383	Daily	Daily
Schwab Indexed Retirement Trust 2030 Fund Class I	16,647,398	Daily	Daily
Schwab Indexed Retirement Trust 2035 Fund Class I	10,101,808	Daily	Daily
Schwab Indexed Retirement Trust 2040 Fund Class I	19,172,969	Daily	Daily
Schwab Indexed Retirement Trust 2045 Fund Class I	11,328,092	Daily	Daily
Schwab Indexed Retirement Trust 2050 Fund Class I	13,559,421	Daily	Daily
Schwab Indexed Retirement Trust 2055 Fund Class I	4,650,727	Daily	Daily
Schwab Indexed Retirement Trust 2060 Fund Class I	3,788,492	Daily	Daily
Schwab Indexed Retirement Trust 2065 Fund Class I	791,295	Daily	Daily
State Street S&P 500 Index Non-Lending Series Fund Class N	32,069,223	Daily	Daily
State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II	1,061,606	Daily	Daily
	$135,178,583

December 31, 2024	Fair value	Redemption frequency (if currently eligible)	Redemption notice period
Galliard Stable Return Fund C	$7,474,827	Daily	Daily (a)
Schwab Indexed Retirement Trust 2010 Fund Class I	744,407	Daily	Daily
Schwab Indexed Retirement Trust 2015 Fund Class I	332,353	Daily	Daily
Schwab Indexed Retirement Trust 2020 Fund Class I	5,573,152	Daily	Daily
Schwab Indexed Retirement Trust 2025 Fund Class I	7,203,557	Daily	Daily
Schwab Indexed Retirement Trust 2030 Fund Class I	13,441,424	Daily	Daily
Schwab Indexed Retirement Trust 2035 Fund Class I	8,704,980	Daily	Daily
Schwab Indexed Retirement Trust 2040 Fund Class I	17,354,800	Daily	Daily
Schwab Indexed Retirement Trust 2045 Fund Class I	8,735,431	Daily	Daily
Schwab Indexed Retirement Trust 2050 Fund Class I	10,024,765	Daily	Daily
Schwab Indexed Retirement Trust 2055 Fund Class I	3,466,960	Daily	Daily
Schwab Indexed Retirement Trust 2060 Fund Class I	2,528,333	Daily	Daily
Schwab Indexed Retirement Trust 2065 Fund Class I	249,933	Daily	Daily
State Street S&P 500 Index Non-Lending Series Fund Class N	25,637,478	Daily	Daily
State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II	711,761	Daily	Daily
	$112,184,161

(a) - Participants may transact daily in the fund; however, if the Plan desired to close out its entire position in the fund, the Plan would be subject to a 12 month redemption notice period.